Retirement Plans, Postretirement and Postemployment Benefits - Change in Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss	$ (1,700)	$ 1,236
Pension
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	879,335	831,849
Service cost	31,624	26,805	$ 22,167
Interest cost	33,209	36,101	35,879
Actuarial (gain) loss	(54,621)	56,675
Plan amendments	3
Gross benefits paid	(41,654)	(72,095)
Net projected benefit obligation at end of year	847,896	879,335	831,849
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net projected benefit obligation at beginning of year	15,347	20,591
Service cost	77	80	85
Interest cost	519	727	863
Participants' contributions	312	3,421
Plan amendments		(3,902)
Gross benefits paid	(1,262)	(6,806)
Net projected benefit obligation at end of year	$ 13,293	$ 15,347	$ 20,591